Prepayment, Deposits and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepayment, Deposits and Other Receivables [Abstract]
PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES

5. PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES

	As of December 31, 2025 (Audited)	As of December 31, 2024 (Audited)
Prepaid expenses	$63,080	$37,488
Other receivables	30,561	58,083
Other deposits	166,739	36,298
Total	$260,380	$131,869

Prepaid expenses include website domain, third party software maintenance and subscription, OTC Markets fee, employee and motor vehicle insurance.

Other receivables include receivables from service tax and management of car park for director and employees.

Other deposits primarily include deposit of the tenancy agreement and deposit made for security deposit for renovation and car park deposit.